Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of Borrowings

	June 30, 2023			December 31, 2022
(All in US$)	Current	Non- Current	Total	Current	Non- Current	Total
Secured
Bank loans	1,081,050	33,630,803	34,711,853	971,159	34,066,811	35,037,970
Total secured borrowings	1,081,050	33,630,803	34,711,853	971,159	34,066,811	35,037,970
Unsecured
Convertible notes (note 9)	-	27,641,102	27,641,102	-	-	-
Other loans	142,941	1,711,945	1,854,886	114,155	1,010,777	1,124,932
Total unsecured borrowings	142,941	29,353,047	29,495,988	114,155	1,010,777	1,124,932
Total borrowings	1,223,991	62,983,850	64,207,841	1,085,314	35,077,588	36,162,902